General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands

Salaries and expenses relating to employees and service providers	112	109	247
Expenses relating to options and shares to employees and non-employees	5	22	37
Patents and fees	135	121	158
Directors' fees	132	140	119
Investor relations and travel	27	24	98
Rent and office maintenance	13	18	29
Insurance	106	48	34
Professional services	262	255	*440
Other	15	18	41

	807	755	1,203

(*)	An amount of $206 thousands related to F-1 registration and amendments.